Business Segments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Business Segments Reporting Information Details
Business segment results for the years ended December 31 were as follows:

	Corporate and Commercial Banking				Consumer and Business Banking		Wealth Management and Investment Services
Year Ended December 31 (Dollars in Millions)	2019		2018		2019	2018	2019	2018
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,871		$2,936		$6,261	$6,156	$1,157	$1,131
Noninterest income	867		843		2,387	2,316	1,799	1,748
Securities gains (losses), net	–		–		–	–	–	–
Total net revenue	3,738		3,779		8,648	8,472	2,956	2,879
Noninterest expense	1,607		1,591		5,285	5,232	1,752	1,778
Other intangibles	4		4		20	27	13	16
Total noninterest expense	1,611		1,595		5,305	5,259	1,765	1,794
Income before provision and income taxes	2,127		2,184		3,343	3,213	1,191	1,085
Provision for credit losses	78		65		310	232	(3)	(2)
Income before income taxes	2,049		2,119		3,033	2,981	1,194	1,087
Income taxes and taxable-equivalent adjustment	513		531		759	745	299	273
Net income	1,536		1,588		2,274	2,236	895	814
Net (income) loss attributable to noncontrolling interests	–		–		–	–	–	–
Net income attributable to U.S. Bancorp	$1,536		$1,588		$2,274	$2,236	$895	$814

Average Balance Sheet
Loans	$96,608		$93,854		$144,595	$140,875	$10,080	$9,364
Other earning assets	3,751		3,072		3,989	3,501	282	184
Goodwill	1,647		1,647		3,475	3,604	1,617	1,618
Other intangible assets	8		11		2,617	2,953	49	63
Assets	106,716		102,801		158,884	155,267	13,330	12,437
Noninterest-bearing deposits	29,152		32,938		27,876	27,691	13,195	14,006
Interest-bearing deposits	72,780		69,913		129,289	124,934	62,031	56,000
Total deposits	101,932		102,851		157,165	152,625	75,226	70,006
Total U.S. Bancorp shareholders’ equity	10,399		10,463		11,713	11,812	2,525	2,476

	Payment Services				Treasury and Corporate Support		Consolidated Company
Year Ended December 31 (Dollars in Millions)	2019		2018		2019	2018	2019	2018
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$2,493		$2,443		$373	$369	$13,155	$13,035
Noninterest income	3,707	(a)	3,599	(a)	998	1,066	9,758 (b)	9,572 (b)
Securities gains (losses), net	–		–		73	30	73	30
Total net revenue	6,200		6,042		1,444	1,465	22,986	22,637
Noninterest expense	2,940		2,859		1,033	843	12,617	12,303
Other intangibles	131		114		–	–	168	161
Total noninterest expense	3,071		2,973		1,033	843	12,785	12,464
Income before provision and income taxes	3,129		3,069		411	622	10,201	10,173
Provision for credit losses	1,108		1,081		11	3	1,504	1,379
Income before income taxes	2,021		1,988		400	619	8,697	8,794
Income taxes and taxable-equivalent adjustment	505		497		(325)	(376)	1,751	1,670
Net income	1,516		1,491		725	995	6,946	7,124
Net (income) loss attributable to noncontrolling interests	–		–		(32)	(28)	(32)	(28)
Net income attributable to U.S. Bancorp	$1,516		$1,491		$693	$967	$6,914	$7,096

Average Balance Sheet
Loans	$33,566		$31,102		$5,837	$5,506	$290,686	$280,701
Other earning assets	348		291		131,481	127,318	139,851	134,366
Goodwill	2,839		2,570		–	–	9,578	9,439
Other intangible assets	538		406		–	–	3,212	3,433
Assets	39,743		36,912		156,980	149,597	475,653	457,014
Noninterest-bearing deposits	1,205		1,099		2,435	2,462	73,863	78,196
Interest-bearing d eposits	115		110		8,734	4,309	272,949	255,266
Total deposits	1,320		1,209		11,169	6,771	346,812	333,462
Total U.S. Bancorp shareholders’ equity	7,084		6,629		20,902	18,383	52,623	49,763

(a)	Presented net of related rewards and rebate costs and certain partner payments of $2.2 billion for 2019 and 2018.

(b)	Includes revenue generated from certain contracts with customers of $7.3 billion and $7.4 billion for 2019 and 2018, respectively.